Basis of Preparation (Details) - Schedule of regarding the exchange rate of the New Israeli Shekel	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Euro [Member]
Basis of Preparation (Details) - Schedule of regarding the exchange rate of the New Israeli Shekel [Line Items]
Exchange rate	1.13	1.22	1.12
Change in percentages exchange rate	(7.3)	9.3	(2)
GBP [Member]
Basis of Preparation (Details) - Schedule of regarding the exchange rate of the New Israeli Shekel [Line Items]
Exchange rate	1.35	1.36	1.32
Change in percentages exchange rate	(0.73)	3.5	3.2
NIS [Member]
Basis of Preparation (Details) - Schedule of regarding the exchange rate of the New Israeli Shekel [Line Items]
Exchange rate	0.32	0.31	0.29
Change in percentages exchange rate	3.2	7.5	8.4